OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
10.	OTHER PAYABLES

Other payables comprised of the following:

	December 31,	December 31,
	2012	2011
Payable to Employees	$500,327	$107,996
Payable to Other Companies	1,491,832	372,821
Total	$1,992,159	$480,817